SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
In-kind contributions	$ 1,838,521	$ 4,343,549	$ 2,409,244
Total	(30,122,531)	(17,780,568)	(36,842,159)
Joint ventures and associates
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Sales of goods and services	16,426,881	4,874,027	32,036,547
Purchases of goods and services	(45,233,940)	(24,076,814)	(61,946,096)
Key management personnel
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Sales of goods and services		359,793
Purchases of goods and services	(323,547)	(821,959)
Salaries, social security benefits and other benefits	(2,095,363)	(2,656,077)	(10,209,376)
Shareholders and other related parties
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Sales of goods and services	1,800,392	3,714,441	2,911,723
Purchases of goods and services	(2,535,475)	(3,517,528)	(1,998,349)
In-kind contributions	$ 1,838,521	$ 4,343,549	2,409,244
Parent company and related parties to Parent
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Interest expenses			$ (45,852)